Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Central Index Key	0000034956
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2593535
Entity Address Address Line 1	101 Glen Lennox Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Chapel Hill
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27517
City Area Code	919
Local Phone Number	855-2100
Amendment Description	This Amendment No. 2 (this “Amendment”) to the Registration Statement on Form S-1 of Tenax Therapeutics, Inc. (Registration No. 333-275856) (the “Registration Statement”) is being filed solely for the purpose of filing the Inline eXtensible Business Reporting Language (XBRL) exhibits as indicated in Part II, Item 16 of this Amendment. Accordingly, Part I, consisting of the preliminary prospectus, and the balance of Part II of the Registration Statement are unchanged.